Quarterly Holdings Report
for
Fidelity® Conservative Income Municipal Bond Fund
March 31, 2026
CMB-NPRT1-0526
1.967797.112
Municipal Securities - 96.2%
	Principal Amount (a)	Value ($)
Alabama - 5.5%
Electric Utilities - 0.2%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	875,000	876,613
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (c)	1,045,000	1,054,836
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 3% 12/1/2036 VRDN (b)(c)	1,900,000	1,900,000
TOTAL ELECTRIC UTILITIES		3,831,449
General Obligations - 2.8%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	3,585,000	3,621,320
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	580,000	596,463
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	780,000	782,637
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (c)	12,165,000	12,761,960
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (c)	15,300,000	15,391,705
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,390,000	1,394,459
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (c)	1,530,000	1,608,680
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	570,000	571,997
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	245,000	250,831
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2027 (Pacific Life Insurance Co Guaranteed)	240,000	243,293
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2028 (Pacific Life Insurance Co Guaranteed)	1,090,000	1,128,390
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2029 (Pacific Life Insurance Co Guaranteed)	1,200,000	1,256,460
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2029 (JPMorgan Securities LLC Guaranteed)	7,305,000	7,681,981
TOTAL GENERAL OBLIGATIONS		47,290,176
Health Care - 0.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.8% 11/1/2042 VRDN (c)	2,923,000	2,923,000
Housing - 0.2%
Alabama Hsg Fin Auth Multi Fam Hsg Rev (Cooper Green Homes Proj.) Series 2024 C, 5% tender 2/1/2029 (c)	2,675,000	2,766,521
Industrial Development - 0.6%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.78% 8/1/2036 VRDN (b)(c)	9,426,000	9,426,000
Synthetics - 1.5%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 2.72% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(e)	3,600,000	3,600,000
Black Belt Energy Gas District Participating VRDN 2.67% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	2,795,000	2,795,000
Black Belt Energy Gas District Participating VRDN 2.72% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	19,700,000	19,700,000
TOTAL SYNTHETICS		26,095,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	545,000	551,144
Jefferson Cnty AL Swr Rev 5% 10/1/2027	500,000	515,959
TOTAL WATER & SEWER		1,067,103
TOTAL ALABAMA		93,399,249
Alaska - 0.1%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	950,000	957,919
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	325,000	335,575
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	420,000	443,116
TOTAL ALASKA		1,736,610
Arizona - 3.9%
Electric Utilities - 1.7%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.62% 5/1/2029 VRDN (c)	18,000,000	18,000,001
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.62% 5/1/2029 VRDN (c)	10,800,000	10,800,000
TOTAL ELECTRIC UTILITIES		28,800,001
Health Care - 0.2%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (c)	2,390,000	2,395,320
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2026	1,125,000	1,133,202
TOTAL HEALTH CARE		3,528,522
Housing - 0.3%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	4,510,000	4,485,591
Industrial Development - 0.7%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	12,550,000	12,749,793
Resource Recovery - 0.2%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3% tender 12/1/2035 (b)(c)	4,205,000	4,204,583
Synthetics - 0.7%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.65% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,905,969	1,905,969
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 2.7% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	10,740,000	10,740,000
TOTAL SYNTHETICS		12,645,969
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	1,155,000	1,161,071
TOTAL ARIZONA		67,575,530
Arkansas - 0.2%
Industrial Development - 0.2%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.78% 6/1/2028 VRDN (b)(c)	3,100,000	3,100,000
California - 10.5%
Electric Utilities - 0.2%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	2,520,000	2,644,520
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (b)	5,000	5,010
General Obligations - 0.1%
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	460,000	473,909
California Community Choice Financing Authority 5% 9/1/2028 (Morgan Stanley Guaranteed)	1,460,000	1,515,481
TOTAL GENERAL OBLIGATIONS		1,989,390
Resource Recovery - 2.9%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	2,600,000	2,600,082
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.45% tender 7/1/2041 (b)(c)	9,700,000	9,700,000
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.8% tender 3/1/2056 (b)(c)	2,600,000	2,598,186
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	9,625,000	9,625,910
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	5,800,000	5,799,886
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	8,150,000	8,146,432
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	2,080,000	2,065,532
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 3.25% tender 11/1/2042 (b)(c)(f)	500,000	499,962
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(c)(f)	2,000,000	1,997,322
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.45% tender 11/1/2040 (b)(c)	6,850,000	6,852,329
TOTAL RESOURCE RECOVERY		49,885,641
Synthetics - 5.5%
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 2.67% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	5,200,000	5,200,000
California Hsg Fin Agy Ltd Oblig Participating VRDN Series 2023 XF3127, 2.7% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	1,755,000	1,755,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.7% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	5,800,000	5,800,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.7% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	16,000,000	16,000,000
Chula Vista California Multifamily Hsg Rev Participating VRDN Series 2025 BAML6065, 3.05% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	18,250,000	18,250,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 2.6% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	10,550,000	10,550,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 2.6% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	25,415,000	25,415,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9095, 2.6% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	10,391,875	10,391,875
TOTAL SYNTHETICS		93,361,875
Transportation - 1.8%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	7,220,000	7,240,460
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	2,285,000	2,291,475
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (b)	5,780,000	5,924,088
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (b)	4,180,000	4,284,202
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	510,000	511,445
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (b)	1,740,000	1,742,989
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2028 (b)	1,650,000	1,729,192
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (b)	3,760,000	3,766,939
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (b)	3,810,000	3,892,765
TOTAL TRANSPORTATION		31,383,555
TOTAL CALIFORNIA		179,269,991
Colorado - 1.6%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 2.77% 6/1/2029, LOC Barlatier SA VRDN (c)	630,000	630,000
Housing - 0.2%
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 6/1/2029	730,000	760,973
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	2,017,000	2,029,157
TOTAL HOUSING		2,790,130
Special Tax - 0.1%
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2026 (Assured Guaranty Inc Insured)	500,000	507,209
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,036,885
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2028 (Assured Guaranty Inc Insured)	950,000	1,003,537
TOTAL SPECIAL TAX		2,547,631
Synthetics - 0.9%
Colorado Health Facilities Authority Participating VRDN 2.57% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	6,000,000	6,000,000
Colorado Health Facilities Authority Participating VRDN 2.57% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	5,100,000	5,100,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 2.72% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	4,300,000	4,300,000
TOTAL SYNTHETICS		15,400,000
Transportation - 0.4%
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (b)	3,165,000	3,212,669
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	2,825,000	2,916,997
TOTAL TRANSPORTATION		6,129,666
TOTAL COLORADO		27,497,427
Connecticut - 2.3%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	975,000	979,042
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (c)	1,850,000	1,852,681
TOTAL EDUCATION		2,831,723
General Obligations - 0.2%
Connecticut St Spl Tax Oblig 5% 5/1/2026	805,000	806,692
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	445,000	448,379
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	415,000	427,393
West Haven CT Gen. Oblig. BAN 4.25% 6/24/2026	1,800,000	1,804,544
TOTAL GENERAL OBLIGATIONS		3,487,008
Health Care - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,900,000	2,981,335
Synthetics - 1.8%
Connecticut St Health & Edl Facs Auth Rev Participating VRDN Series 5106, 2.75% 7/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	30,700,000	30,700,000
TOTAL CONNECTICUT		40,000,066
District Of Columbia - 1.3%
General Obligations - 1.1%
District Columbia Gen. Oblig. 2.6% 6/1/2051 VRDN (c)	18,240,000	18,240,000
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (c)	2,870,000	2,894,746
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (c)	855,000	853,322
TOTAL DISTRICT OF COLUMBIA		21,988,068
District Of Columbia,Virginia - 0.5%
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (b)	825,000	834,511
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (b)	1,250,000	1,264,411
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (b)	2,335,000	2,449,852
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	4,445,000	4,583,968
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		9,132,742
Florida - 7.4%
General Obligations - 0.2%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	3,115,000	3,133,816
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Inc Insured)	665,000	670,361
TOTAL GENERAL OBLIGATIONS		3,804,177
Health Care - 0.8%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.03% 4/1/2049 VRDN (c)	11,500,000	11,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	1,815,000	1,840,248
TOTAL HEALTH CARE		13,340,248
Housing - 0.7%
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (c)	4,400,000	4,406,038
Fla Hsg Fin Corp Multifamily Mtg Rev (Culmer Apts Proj.) Series 2023 C, 3.08% tender 12/1/2026 (c)	6,100,000	6,100,154
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	1,530,000	1,530,672
TOTAL HOUSING		12,036,864
Resource Recovery - 0.6%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	1,450,000	1,450,157
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (b)	1,435,000	1,445,952
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	7,500,000	7,505,048
TOTAL RESOURCE RECOVERY		10,401,157
Special Tax - 1.5%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.16% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	24,940,000	24,940,000
Synthetics - 3.3%
Florida Dev Fin Corp Rev Participating VRDN 3.15% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,300,000	5,300,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 2.62% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	25,300,000	25,300,000
Greater Orlando Aviation Auth Participating VRDN 2.83% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	3,960,000	3,960,000
Miami Dade Cnty FL Hfa Mfm Rev Participating VRDN Series 2026 XG0636, 3.05% 1/1/2065 (Liquidity Facility Barclays Bank PLC) (c)(e)	3,860,000	3,860,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.65% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,015,000	1,015,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 XM1321, 2.85% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	8,000,000	8,000,000
Miami-Dade Cnty Fla Seaport Rev Participating VRDN Series 2021 XF2947, 2.6% 10/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,600,000	1,600,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF8076, 2.52% 10/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	8,285,000	8,285,000
TOTAL SYNTHETICS		57,320,000
Transportation - 0.3%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2028 (b)	275,000	282,826
Broward Cnty FL Port Everglades Series 2022, 5% 9/1/2027 (b)	1,265,000	1,297,252
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	3,390,000	3,552,569
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2026 (g)	275,000	270,120
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2027 (g)	360,000	340,813
TOTAL TRANSPORTATION		5,743,580
TOTAL FLORIDA		127,586,026
Georgia - 2.8%
Electric Utilities - 1.6%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.45% 1/1/2038 VRDN (c)	17,100,000	17,100,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.93% 11/1/2062 VRDN (b)(c)	1,000,000	1,000,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (c)	730,000	732,292
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	1,285,000	1,303,687
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (c)	1,885,000	1,886,934
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	230,000	231,453
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	1,000,000	1,042,295
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,005,000	2,016,628
TOTAL ELECTRIC UTILITIES		25,313,289
General Obligations - 0.6%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (c)	3,870,000	3,908,916
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (c)	1,785,000	1,862,389
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	430,000	433,353
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	195,000	197,021
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	700,000	711,132
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	350,000	352,729
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	625,000	639,101
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citigroup Inc Guaranteed)	875,000	884,070
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2027 (Citigroup Inc Guaranteed)	1,000,000	1,023,705
TOTAL GENERAL OBLIGATIONS		10,012,416
Housing - 0.1%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (c)	2,500,000	2,511,674
Synthetics - 0.1%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 2.7% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	1,855,143	1,855,143
Transportation - 0.4%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2026 (b)	1,680,000	1,689,255
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2028 (b)	3,700,000	3,865,216
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (b)	1,800,000	1,911,351
TOTAL TRANSPORTATION		7,465,822
TOTAL GEORGIA		47,158,344
Hawaii - 0.9%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	3,480,000	3,492,576
Synthetics - 0.7%
Hawaii St Arpts Sys Rev Participating VRDN 2.62% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	11,500,000	11,500,000
TOTAL HAWAII		14,992,576
Illinois - 3.1%
Education - 0.0%
Kane Cnty Ill Rev (Glenwood School For Boys, Il Proj.) 2.7% 2/1/2028, LOC Northern Trust CO Chicago VRDN (c)	195,000	195,000
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	635,000	637,637
General Obligations - 0.8%
Illinois St Gen. Oblig. 5% 2/1/2027	7,600,000	7,736,918
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	930,000	941,771
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	945,000	976,308
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	2,540,000	2,544,538
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	585,000	586,045
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	405,000	414,430
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	670,000	698,414
TOTAL GENERAL OBLIGATIONS		13,898,424
Health Care - 0.0%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	255,000	264,191
Resource Recovery - 0.1%
Southwestern IL Da Sld Wst Dis (Waste Management Inc Del Proj.) 2.35% 10/1/2027, LOC JPMorgan Chase Bank NA VRDN (b)(c)	1,800,000	1,800,000
Special Tax - 0.0%
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (g)	720,000	715,770
Synthetics - 1.1%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 2.95% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,000,000	1,000,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 2.87% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,150,000	2,150,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 ZF1980, 2.59% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	7,500,000	7,500,000
IL Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 2.72% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (c)(e)	6,200,000	6,200,000
TOTAL SYNTHETICS		16,850,000
Transportation - 1.0%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (b)	635,000	643,892
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2028 (Build America Mutual Assurance Co Insured) (b)	1,480,000	1,528,438
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2027 (b)	2,185,000	2,218,210
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2029 (b)	4,290,000	4,508,068
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	6,810,000	7,062,396
TOTAL TRANSPORTATION		15,961,004
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	2,300,000	2,343,424
TOTAL ILLINOIS		52,665,450
Indiana - 0.7%
Electric Utilities - 0.3%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (c)	4,955,000	5,035,045
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2028 (Build America Mutual Assurance Co Insured)	625,000	648,534
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	513,606
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	615,000	643,340
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	360,000	369,795
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,046,081
TOTAL GENERAL OBLIGATIONS		3,221,356
Resource Recovery - 0.2%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 2.9% tender 5/1/2028 (b)(c)	2,700,000	2,699,636
Transportation - 0.0%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	1,335,000	1,355,391
TOTAL INDIANA		12,311,428
Iowa - 0.3%
Education - 0.0%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2026 (b)	380,000	384,517
Electric Utilities - 0.3%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) Series 2016 B, 2.53% 12/1/2046 VRDN (b)(c)	4,600,000	4,600,000
TOTAL IOWA		4,984,517
Kansas - 0.0%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	720,000	713,333
Kentucky - 4.8%
Education - 1.8%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 2.61% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	30,300,000	30,300,000
Electric Utilities - 0.5%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,255,000	8,304,217
General Obligations - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	555,000	561,708
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	230,000	236,468
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2026 (Morgan Stanley Guaranteed)	350,000	351,040
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2027 (Morgan Stanley Guaranteed)	600,000	611,709
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2028 (Morgan Stanley Guaranteed)	470,000	485,791
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	420,000	429,919
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2028	2,000,000	2,092,262
TOTAL GENERAL OBLIGATIONS		4,768,897
Industrial Development - 2.3%
Louisville Jefferson Cnty KY Reg Arpt Auth (Ups Worldwide Forwarding Inc Proj.) Series 1999 B, 2.65% 1/1/2029 (United Parcel Service of America Inc Guaranteed) VRDN (b)(c)	3,300,000	3,300,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.35% 7/1/2060 VRDN (b)(c)	13,115,000	13,115,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.35% 7/1/2060 VRDN (b)(c)	22,185,000	22,185,000
TOTAL INDUSTRIAL DEVELOPMENT		38,600,000
TOTAL KENTUCKY		81,973,114
Louisiana - 3.5%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (c)	2,000,000	2,010,196
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (c)	1,130,000	1,137,432
TOTAL HOUSING		3,147,628
Industrial Development - 2.8%
St James Parish LA Rev (Nucor Corp Proj.) 2.6% 11/1/2040 VRDN (c)	4,270,000	4,270,000
St James Parish LA Rev (Nucor Corp Proj.) 2.72% 11/1/2040 VRDN (c)	40,035,000	40,035,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (c)	4,115,000	4,127,289
TOTAL INDUSTRIAL DEVELOPMENT		48,432,289
Synthetics - 0.1%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 2.7% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	2,000,000	1,999,999
Transportation - 0.4%
New Orleans LA Aviation Board 5% 1/1/2027 (b)	2,340,000	2,375,566
New Orleans LA Aviation Board 5% 1/1/2028 (b)	4,410,000	4,562,729
TOTAL TRANSPORTATION		6,938,295
TOTAL LOUISIANA		60,518,211
Maryland - 0.2%
Synthetics - 0.2%
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.65% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	2,810,000	2,810,000
Massachusetts - 1.0%
General Obligations - 1.0%
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	2,100,000	2,122,954
Brockton MA Gen. Oblig. BAN 5% 10/8/2026	6,275,000	6,350,747
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	5,800,000	5,843,009
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	2,500,000	2,505,919
TOTAL MASSACHUSETTS		16,822,629
Michigan - 2.3%
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,540,000	5,529,969
General Obligations - 0.3%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,300,000	1,301,913
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,365,000	1,390,191
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	745,000	770,477
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	1,475,000	1,477,947
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2027 (State of Michigan Guaranteed)	1,000,000	1,023,868
TOTAL GENERAL OBLIGATIONS		5,964,396
Health Care - 0.8%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 C, 3.75% tender 11/15/2049 (c)	3,600,000	3,605,081
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	3,010,000	3,012,612
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 11/15/2029	6,260,000	6,669,238
TOTAL HEALTH CARE		13,286,931
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (c)	2,175,000	2,148,907
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2026	400,000	402,225
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2027	550,000	564,953
TOTAL SPECIAL TAX		967,178
Transportation - 0.7%
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2027 (b)	3,155,000	3,258,785
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2028 (b)	7,750,000	8,133,335
TOTAL TRANSPORTATION		11,392,120
TOTAL MICHIGAN		39,289,501
Minnesota - 0.1%
Electric Utilities - 0.0%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	365,000	370,818
General Obligations - 0.1%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	1,080,000	1,088,454
TOTAL MINNESOTA		1,459,272
Mississippi - 0.2%
Education - 0.2%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (c)	3,310,000	3,171,677
Missouri - 0.2%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	1,528,000	1,550,744
Synthetics - 0.1%
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.65% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,969,501	1,969,501
TOTAL MISSOURI		3,520,245
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (c)	4,940,000	4,961,377
Nebraska - 0.8%
Industrial Development - 0.2%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.78% 11/1/2026 VRDN (b)(c)	3,600,000	3,600,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.78% 6/1/2028 VRDN (b)(c)	625,000	625,000
TOTAL INDUSTRIAL DEVELOPMENT		4,225,000
Synthetics - 0.6%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 2.62% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	9,430,000	9,430,000
TOTAL NEBRASKA		13,655,000
Nevada - 0.1%
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (c)	1,975,000	2,023,514
New Hampshire - 1.3%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (b)	190,000	192,527
Housing - 0.2%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	680,000	680,396
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	1,080,000	1,082,517
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	365,000	365,000
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,170,000	1,172,294
TOTAL HOUSING		3,300,207
Resource Recovery - 1.0%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	11,960,000	12,050,293
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	4,100,000	4,101,811
TOTAL RESOURCE RECOVERY		16,152,104
Synthetics - 0.1%
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 2.72% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(e)	2,300,000	2,300,000
TOTAL NEW HAMPSHIRE		21,944,838
New Jersey - 1.6%
Education - 0.0%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	635,000	643,560
General Obligations - 1.4%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	15,512,500	15,552,726
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	1,840,000	1,860,549
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,295,000	2,306,440
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	2,435,000	2,462,009
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	325,000	328,605
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	630,000	651,874
TOTAL GENERAL OBLIGATIONS		23,162,203
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	4,060,000	4,062,392
TOTAL NEW JERSEY		27,868,155
New Jersey,New York - 0.8%
Transportation - 0.8%
Port Auth NY & NJ 5% 10/15/2026 (b)	2,600,000	2,629,172
Port Auth NY & NJ 5% 10/15/2027 (b)	1,995,000	2,057,374
Port Auth NY & NJ 5% 7/15/2026 (b)	2,550,000	2,565,281
Port Auth NY & NJ Series 226, 5% 10/15/2027 (b)	1,445,000	1,490,178
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	5,495,000	5,570,904
TOTAL NEW JERSEY,NEW YORK		14,312,909
New Mexico - 0.3%
Housing - 0.3%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	5,660,000	5,675,368
New York - 7.4%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	255,000	256,353
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (c)	3,755,000	3,757,254
General Obligations - 3.2%
Binghamton NY BAN 4% 4/10/2026	16,200,000	16,204,190
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	1,285,000	1,261,546
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	5,900,000	5,915,509
Farmington NY Gen. Oblig. BAN Series 2025, 4% 7/29/2026	6,600,000	6,609,585
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	2,600,000	2,609,390
New Hartford NY Cent Sch Dist BAN Series 2025, 4% 6/25/2026	3,300,000	3,310,335
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	4,500,000	4,517,477
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	7,200,000	7,216,953
Town of Dryden NY Gen. Oblig. BAN Series 2026, 4% 1/19/2027	7,000,000	7,066,189
TOTAL GENERAL OBLIGATIONS		54,711,174
Housing - 0.6%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	947,000	970,262
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	1,170,000	1,170,466
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	8,340,000	8,341,370
TOTAL HOUSING		10,482,098
Special Tax - 0.4%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	5,895,000	6,121,614
NY Payroll Mobility Tax 2% tender 5/15/2045 (c)	635,000	634,563
TOTAL SPECIAL TAX		6,756,177
Synthetics - 2.7%
Liberty NY Dev Corp Rev Participating VRDN 2.77% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	2,578,500	2,578,500
Metropolitan Transn Auth NY Rv Participating VRDN 2.67% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	4,445,000	4,445,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.67% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	3,025,000	3,025,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.67% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	4,480,000	4,480,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 2.77% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(e)	3,500,000	3,500,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 2.87% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	27,890,000	27,890,000
TOTAL SYNTHETICS		45,918,500
Transportation - 0.3%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	1,270,000	1,289,231
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	3,175,000	3,211,672
TOTAL TRANSPORTATION		4,500,903
TOTAL NEW YORK		126,382,459
North Carolina - 0.6%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	3,500,000	3,500,361
Health Care - 0.1%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (c)	2,850,000	2,875,309
Housing - 0.3%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (c)	4,350,000	4,386,417
TOTAL NORTH CAROLINA		10,762,087
Ohio - 1.4%
Education - 0.1%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	735,000	725,766
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	700,000	700,935
TOTAL EDUCATION		1,426,701
Electric Utilities - 0.8%
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	4,915,000	5,006,857
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	4,055,000	4,073,537
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026 (Escrowed to Maturity)	3,720,000	3,721,888
TOTAL ELECTRIC UTILITIES		12,802,282
Health Care - 0.4%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.96% 1/15/2045 VRDN (c)	6,405,000	6,405,000
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	1,333,000	1,345,647
Water & Sewer - 0.0%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	755,000	767,190
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	505,000	524,961
TOTAL WATER & SEWER		1,292,151
TOTAL OHIO		23,271,781
Oklahoma - 1.3%
General Obligations - 0.7%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	7,140,000	7,146,966
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	5,125,000	5,354,279
TOTAL GENERAL OBLIGATIONS		12,501,245
Health Care - 0.5%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.06% 8/15/2031 VRDN (c)	7,425,000	7,425,000
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.65% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,642,775	1,642,774
TOTAL OKLAHOMA		21,569,019
Oregon - 0.1%
General Obligations - 0.1%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2029 (b)	1,055,000	1,112,753
Transportation - 0.0%
Port of Portland Arpt Rev 5% 7/1/2026	360,000	362,229
TOTAL OREGON		1,474,982
Pennsylvania - 5.4%
General Obligations - 0.8%
Pennsylvania St 5% 9/1/2026	7,990,000	8,072,684
Pennsylvania St Series 2019, 5% 7/15/2026	2,000,000	2,014,265
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2026	590,000	594,618
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2027	3,555,000	3,664,472
TOTAL GENERAL OBLIGATIONS		14,346,039
Health Care - 1.0%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2026	255,000	255,788
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	3,975,000	4,010,084
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.23% 9/1/2050 VRDN (c)	8,380,000	8,380,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.23% 9/1/2050 VRDN (c)	4,165,000	4,165,000
TOTAL HEALTH CARE		16,810,872
Resource Recovery - 3.3%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2010 B, 3% tender 12/1/2030 (c)	2,000,000	2,000,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.35% tender 6/1/2044 (b)(c)	14,900,000	14,900,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.25% tender 4/1/2034 (b)(c)	600,000	599,954
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 3.25% tender 4/1/2049 (b)(c)	2,500,000	2,499,800
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,700,000	4,741,811
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	7,900,000	7,910,744
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	15,885,000	15,932,356
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	7,450,000	7,453,465
TOTAL RESOURCE RECOVERY		56,038,130
Transportation - 0.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	655,000	665,396
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (b)	540,000	549,258
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (b)	635,000	638,226
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (b)	565,000	590,229
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2029 (b)	2,825,000	2,995,258
TOTAL TRANSPORTATION		5,438,367
TOTAL PENNSYLVANIA		92,633,408
South Carolina - 0.5%
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2026	2,370,000	2,408,106
Industrial Development - 0.3%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.78% 4/1/2030 VRDN (b)(c)	3,000,000	3,000,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.78% 9/1/2028 VRDN (b)(c)	800,000	800,000
TOTAL INDUSTRIAL DEVELOPMENT		3,800,000
Synthetics - 0.1%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 2.77% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(e)	2,400,000	2,400,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2027 (b)	170,000	174,051
TOTAL SOUTH CAROLINA		8,782,157
Tennessee - 1.3%
Health Care - 0.7%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.63% 5/1/2039 VRDN (c)	11,985,000	11,985,000
Housing - 0.4%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2025, 2.95% tender 5/1/2044 (c)	2,340,000	2,330,189
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (c)	5,210,000	5,189,608
TOTAL HOUSING		7,519,797
Resource Recovery - 0.0%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3% tender 7/2/2035 (b)(c)	400,000	399,923
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.65% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,540,658	1,540,658
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (b)	430,000	432,000
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (b)	650,000	666,289
TOTAL TRANSPORTATION		1,098,289
TOTAL TENNESSEE		22,543,667
Texas - 14.0%
Education - 0.0%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2027 (b)	500,000	506,798
Electric Utilities - 1.0%
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (c)	6,125,000	6,113,996
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (c)	2,815,000	2,800,012
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (c)	8,185,000	8,112,678
TOTAL ELECTRIC UTILITIES		17,026,686
Escrowed/Pre-Refunded - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev 5% tender 11/15/2052 (c)	2,695,000	2,698,290
General Obligations - 2.6%
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	2,830,000	2,872,967
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	4,380,000	4,501,946
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,240,000	1,251,037
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (c)	2,485,000	2,656,760
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (c)	8,355,000	8,587,616
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	3,490,000	3,714,272
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (c)	2,755,000	2,830,596
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (c)	3,300,000	3,374,426
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (c)	1,870,000	1,887,910
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	5,905,000	5,905,522
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	2,120,000	2,133,956
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	1,050,000	1,055,136
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	4,520,000	4,540,594
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	635,000	643,497
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (b)	645,000	650,505
TOTAL GENERAL OBLIGATIONS		46,606,740
Housing - 0.4%
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (c)	1,982,000	2,011,501
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	1,080,000	1,084,884
Legacy Denton Public Facility Corp 2.96% tender 4/1/2043 (c)(h)	1,600,000	1,599,180
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	1,365,000	1,371,840
TOTAL HOUSING		6,067,405
Industrial Development - 6.0%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.8% 11/1/2040 VRDN (c)	16,775,000	16,775,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.21% 11/1/2040 VRDN (c)	22,600,000	22,600,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.26% 12/1/2027 VRDN (b)(c)	61,785,000	61,785,000
TOTAL INDUSTRIAL DEVELOPMENT		101,160,000
Resource Recovery - 0.8%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3% tender 5/1/2050 (b)(c)	1,700,000	1,699,832
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 2.875% tender 5/1/2046 (b)(c)	4,850,000	4,847,384
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 2.875% tender 7/1/2040 (b)(c)	4,300,000	4,297,680
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,800,000	2,822,644
TOTAL RESOURCE RECOVERY		13,667,540
Special Tax - 0.1%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2028	500,000	521,660
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	955,000	956,424
TOTAL SPECIAL TAX		1,478,084
Synthetics - 1.0%
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.65% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,321,260	1,321,260
HHA Fountainview Multifamily Hsg Rev Participating VRDN Series 2024 XG0585, 3.05% 7/1/2064 (Liquidity Facility Barclays Bank PLC) (c)(e)	3,300,000	3,300,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.65% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	13,246,483	13,246,483
TOTAL SYNTHETICS		17,867,743
Transportation - 1.9%
Austin Tex Airport Sys Series 2025, 5% 11/15/2026 (b)	460,000	465,853
Austin Tex Airport Sys Series 2025, 5% 11/15/2028 (b)	1,525,000	1,600,885
Austin Tex Airport Sys Series 2025, 5% 11/15/2029 (b)	2,170,000	2,312,169
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (b)	5,835,000	6,018,753
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2028 (b)	20,860,000	21,916,288
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2027 (b)	315,000	321,522
TOTAL TRANSPORTATION		32,635,470
TOTAL TEXAS		239,714,756
Utah - 0.9%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	1,565,000	1,575,539
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.1% 4/1/2028 VRDN (c)	1,100,000	1,100,000
Synthetics - 0.6%
Salt Lake City UT Arpt Rev Participating VRDN Series 2023 XM1147, 2.54% 7/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	9,700,000	9,700,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (b)	635,000	638,498
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	595,000	609,911
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (b)	2,540,000	2,603,653
TOTAL TRANSPORTATION		3,852,062
TOTAL UTAH		16,227,601
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (b)	1,080,000	1,083,942
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2026 (b)	775,000	777,829
TOTAL VERMONT		1,861,771
Virginia - 0.6%
Electric Utilities - 0.5%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (c)	1,500,000	1,518,206
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	4,965,000	5,021,663
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (c)	1,815,000	1,835,713
TOTAL ELECTRIC UTILITIES		8,375,582
Synthetics - 0.1%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 2.67% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	250,000	250,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 2.77% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	1,100,000	1,100,000
TOTAL SYNTHETICS		1,350,000
TOTAL VIRGINIA		9,725,582
Washington - 2.2%
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2027	4,500,000	4,617,948
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2028	4,600,000	4,805,049
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	825,000	874,147
TOTAL HEALTH CARE		10,297,144
Housing - 0.1%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	765,000	771,036
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	1,407,000	1,411,399
TOTAL HOUSING		2,182,435
Transportation - 1.5%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	2,610,000	2,669,227
Port Seattle WA Rev Series 2021C, 5% 8/1/2029 (b)	8,635,000	9,180,578
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	995,000	1,002,021
Port Seattle WA Rev Series 2024B, 5% 7/1/2029 (b)	10,415,000	11,059,292
Port Seattle WA Rev Series B, 5% 10/1/2027 (b)	635,000	635,596
TOTAL TRANSPORTATION		24,546,714
TOTAL WASHINGTON		37,026,293
West Virginia - 1.0%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (c)	3,980,000	4,044,495
Health Care - 0.3%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.04% 6/1/2033 VRDN (c)	4,310,000	4,310,000
Housing - 0.1%
West VA St Hsg Dev Fd Multifamily Hsg Rev Series 2024, 5% tender 8/1/2027 (c)	3,170,000	3,232,838
Industrial Development - 0.4%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	2,985,000	2,996,595
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.78% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	3,300,000	3,300,000
TOTAL INDUSTRIAL DEVELOPMENT		6,296,595
TOTAL WEST VIRGINIA		17,883,928
Wisconsin - 0.8%
General Obligations - 0.4%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,965,000	1,946,122
Milwaukee WI Gen. Oblig. 5% 4/1/2026	1,105,000	1,105,000
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	4,000,000	4,040,717
TOTAL GENERAL OBLIGATIONS		7,091,839
Health Care - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2027	850,000	870,125
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2028	785,000	818,058
TOTAL HEALTH CARE		1,688,183
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	465,000	465,236
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	3,040,000	3,052,344
Resource Recovery - 0.1%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 3% tender 9/1/2027 (b)(c)	900,000	899,827
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (b)	510,000	516,909
TOTAL WISCONSIN		13,714,338
TOTAL MUNICIPAL SECURITIES (Cost $1,646,248,913)		1,647,690,996

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $50,627,527)	2.60	50,617,404	50,627,527

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,696,876,440)	1,698,318,523
NET OTHER ASSETS (LIABILITIES) - 0.8%	14,499,020
NET ASSETS - 100.0%	1,712,817,543

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,098,520 or 5.4% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,410,177 or 0.4% of net assets.

(g)	Zero coupon bond which is issued at a discount.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.65% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	1,905,969

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.7% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	5,800,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.7% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	16,000,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.65% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	1,321,260

Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 2.6% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2025	10,550,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.65% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	1,540,658

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.65% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	1,015,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 2.6% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/2022 - 1/30/2023	25,415,001

San Francisco City & County Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9095, 2.6% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC)	4/1/2022	10,391,875

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.65% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	1,969,501

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.65% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	1,642,775

Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 2.72% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	2,300,000

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.65% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	13,246,483

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	79,557,979	142,517,418	171,447,870	280,515	-	-	50,627,527	50,617,404	1.3%
Total	79,557,979	142,517,418	171,447,870	280,515	-	-	50,627,527

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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